Other Reserve	12 Months Ended
Dec. 31, 2024
Other Reserve [Abstract]
OTHER RESERVE

NOTE 15 — OTHER RESERVE

The other reserve represents the cumulative foreign currency translation differences arising from the translation of share capital. The share capital is required to be translated at historical rate in effect at the date of the transaction. Therefore, the Company had re-translated the value of the share capital which resulting in a translation difference. Differences in share capital arising from the transition in currency rate used have been reclassified to the other reserve.